Summary of Significant Accounting Policies: Inventories (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Inventories

(p)            Inventories

Inventories are stated at the lower of acquisition/manufacturing cost or market value. Cost is determined on a weighted average basis and includes all costs in bringing the inventory to its present location and condition. The elements of costs include direct material, labor and allocable material and manufacturing overhead.

Costs of production in process and finished goods include the purchase costs of raw materials and conversion costs such as direct labor and allocation of fixed and variable production overheads. Raw materials are valued at a purchase cost inclusive of freight and other shipping costs.

Coal, nickel and iron ore inventory costs include direct labor, supplies, depreciation of equipment, depletion of mining assets and amortization of licenses to use mineral reserves, mine operating overheads and other related costs. Operating overheads are charged to expenses in the periods when the production is temporarily paused or abnormally low.

Market value is the estimated price, at which inventories can be sold in the normal course of business after allowing for the cost of completion and sale. The Group determines market value of inventories for a group of items of inventories with similar characteristics. The term “market” means current replacement cost not to exceed net realizable value (selling price less reasonable estimable costs of completion and disposal) or be less than net realizable value adjusted for a normal profit margin. Market value for each group is compared with an acquisition/manufacturing cost, and the lower of these values is used to determining the amount of the write-down of inventories, which is recorded within the cost of sales in the consolidated statements of income and comprehensive income (loss). When inventories are written down below cost at the close of a fiscal year, such reduced amount is considered as the cost basis for subsequent accounting purposes.